Professional Liability Insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Malpractice Insurance [Abstract]
Maximum insurance coverage amount per incident	$ 2.0	$ 2.0
Annual agreegate amount of insurance coverage for each physician	4.0	4.0
Malpractice insurance recovery balance	2.2	1.0
Malpractice insurance reserve liability balance	3.7	2.2
Net tail liability	1.6	1.1
Physician [Member]
Malpractice Insurance [Abstract]
Maximum insurance coverage amount per incident	1.0	1.0
Annual agreegate amount of insurance coverage for each physician	$ 1.0	$ 1.0